Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Schedule of Future Minimum Lease Payments for Operating Leases	Future minimum lease payments under non-cancelable operating leases as of December 31, 2021, are as follows:

	December 31, 2021
	RMB	US$
Operating lease commitments	73	11